Earnings per ordinary share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per ordinary share [abstract]
Summary of earnings per ordinary share
Earnings per ordinary share
				Weighted average
				number of ordinary
				shares outstanding
	Amount			during the period			Per ordinary share
	(in EUR million)			(in millions)			(in EUR)
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Basic earnings	2,250	3,903	4,761	3,898.9	3,894.8	3,888.9	0.58	1.00	1.22
Basic earnings from continuing operations	2,250	3,903	4,761				0.58	1.00	1.22

Effect of dilutive instruments:
Stock option and share plans				2.2	0.5	1.5
				2.2	0.5	1.5

Diluted earnings	2,250	3,903	4,761	3,901.1	3,895.3	3,890.4	0.58	1.00	1.22
Diluted earnings from continuing operations	2,250	3,903	4,761				0.58	1.00	1.22